UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	James B. Stack
Title:	President
Phone:	406-862-8000



Signature, Place, and Date of Signing:
James B. Stack, Whitefish, MT, February 8, 2005

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $119,579

                                                    FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
ABBOTT LABS                    COM                002824100      1983   42515 SH       SOLE                 30555           11960
AFLAC INC                      COM                001055102      2894   72636 SH       SOLE                 50071           22565
ALLTEL CORP                    COM                020039103      1994   33940 SH       SOLE                 24680            9260
APACHE CORP                    COM                037411105      3237   64010 SH       SOLE                 44380           19630
APPLEBEES INTL INC             COM                037899101      3015  113986 SH       SOLE                 78164           35822
AUTOMATIC DATA PROCESSING IN   COM                053015103      2972   67005 SH       SOLE                 46460           20545
BANK OF AMERICA CORPORATION    COM                060505104       235    5000 SH       SOLE                  5000
BCE INC                        COM                05534B109      1905   78950 SH       SOLE                 57030           21920
BIOMET INC                     COM                090613100      3300   76055 SH       SOLE                 52495           23560
BP PLC                         SPONSORED ADR      055622104       234    4000 SH       SOLE                  4000
BRISTOL MYERS SQUIBB CO        COM                110122108      1756   68555 SH       SOLE                 50140           18415
BURLINGTON RES INC             COM                122014103      2262   51995 SH       SOLE                 37480           14515
BARD C R INC                   COM                067383109      2633   41150 SH       SOLE                 27375           13775
CHOICEPOINT INC                COM                170388102      3362   73095 SH       SOLE                 51470           21625
CONAGRA FOODS INC              COM                205887102      1929   65511 SH       SOLE                 47641           17870
CONOCOPHILLIPS                 COM                20825C104      2178   25081 SH       SOLE                 18206            6875
DENTSPLY INTL INC NEW          COM                249030107      3294   58620 SH       SOLE                 40750           17870
DEVON ENERGY CORP NEW          COM                25179M103      3705   95190 SH       SOLE                 66930           28260
DIAGEO P L C                   SPON ADR NEW       25243Q205      1910   33005 SH       SOLE                 24690            8315
DIEBOLD INC                    COM                253651103      3106   55730 SH       SOLE                 38950           16780
ENCANA CORP                    COM                292505104      6314  110647 SH       SOLE                 76910           33737
EQUITABLE RES INC              COM                294549100      5806   95712 SH       SOLE                 67332           28380
EXELON CORP                    COM                30161N101       264    6000 SH       SOLE                  6000
GALLAGHER ARTHUR J & CO        COM                363576109      1814   55800 SH       SOLE                 40260           15540
GENERAL ELEC CO                COM                369604103       464   12700 SH       SOLE                 12700
ISHARES TR                     RUSL 2000 VALU     464287630      7751   40167 SH       SOLE                 27638           12529
ISHARES TR                     RUSSELL MCP VL     464287473       519    4600 SH       SOLE                  4290             310
JOHNSON & JOHNSON              COM                478160104       421    6646 SH       SOLE                  6646
KINDER MORGAN INC KANS         COM                49455P101      2204   30135 SH       SOLE                 21815            8320
LIMITED BRANDS INC             COM                532716107      1971   85630 SH       SOLE                 61625           24005
LIZ CLAIBORNE INC              COM                539320101      3257   77173 SH       SOLE                 53508           23665
LOCKHEED MARTIN CORP           COM                539830109       200    3600 SH       SOLE                  3600
MENTOR CORP MINN               COM                587188103      2131   63165 SH       SOLE                 46160           17005
ISHARES INC                    MSCI JAPAN         464286848       693   63470 SH       SOLE                 55860            7610
MYLAN LABS INC                 COM                628530107      2393  135375 SH       SOLE                 93805           41570
NEWMONT MINING CORP            COM                651639106      5364  120774 SH       SOLE                 82488           38286
PEPSICO INC                    COM                713448108      3167   60675 SH       SOLE                 42820           17855
PFIZER INC                     COM                717081103      3567  132661 SH       SOLE                 97266           35395
RENAL CARE GROUP INC           COM                759930100      3548   98591 SH       SOLE                 68625           29966
ROCKWELL AUTOMATION INC        COM                773903109      2454   49525 SH       SOLE                 34925           14600
ROYAL DUTCH PETE CO            NY REG EUR .56     780257804       230    4000 SH       SOLE                  4000
STANLEY WKS                    COM                854616109      2147   43835 SH       SOLE                 31410           12425
STATE STR CORP                 COM                857477103      3013   61330 SH       SOLE                 43315           18015
TELEFLEX INC                   COM                879369106      5023   96712 SH       SOLE                 68397           28315
SOUTHERN CO                    COM                842587107      1878   56041 SH       SOLE                 40331           15710
VERIZON COMMUNICATIONS         COM                92343V104       203    5000 SH       SOLE                  5000
WALGREEN CO                    COM                931422109      3062   79795 SH       SOLE                 55365           24430
WASTE MGMT INC DEL             COM                94106L109      1818   60715 SH       SOLE                 44170           16545